COMMITMENTS AND CONTINGENCIES - Purchase Commitments (Details) $ in Thousands	12 Months Ended
Jan. 02, 2022 USD ($) vendor
Commitments and Contingencies Disclosure [Abstract]
Number of vendors | vendor	2
Commitment term	2 years
Fiscal Year 2022	$ 326,767
Fiscal Year 2023	22,472
Fiscal Year 2024	710
Total	349,949
Non-cancellable purchase orders	105,200
Long-term supply agreements	$ 244,700